Significant Acquisitions and Disposals (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Fair Value Identifiable Net Assets Acquired

Fair Value of Identifiable Net Assets Acquired
(millions of Canadian dollars)	Amount
Assets acquired
Cash and due from banks	$750
Securities	14,474
Loans	5,284
Other assets	149
20,657
Less: Liabilities assumed
Deposits	18,992
Other liabilities	57
Fair value of identifiable net assets acquired	1,608
Goodwill	34
Total purchase consideration	$1,642